Note 10 - Deposits (Details Textual) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deposit Liabilities Reclassified as Loans Receivable	$ 718,000	$ 476,000
Interest-bearing Domestic Deposit, Brokered	2,000,000	5,000,000
Short-term Jumbo Certificates of Deposit [Member]
Time Deposits, at or Above FDIC Insurance Limit	$ 55,700,000	$ 53,900,000